Init Serv Serv 2 | Index 500 Portfolio
Fund Summary Fund/Class: VIPIndex 500 Portfolio/Initial Class, Service Class, Service Class 2
Investment Objective
The fund seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.
Fee Table
The following table describes the fees and expenses that may be incurred, directly or indirectly, when you, as a variable product owner, buy and hold interests in a separate account that invests in shares of the fund. The table does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall fees and expenses would be higher.
Fees (fees paid directly from your investment)
Shareholder Fees Init Serv Serv 2 Index 500 Portfolio (USD $)	Initial Class	Service Class	Service Class 2
Fees (fees paid directly from your investment)

Annual operating expenses (expenses that you pay each year as a % of the value of your investment)
Annual Operating Expenses Init Serv Serv 2 Index 500 Portfolio	Initial Class	Service Class	Service Class 2
Management fee	0.045%	0.045%	0.045%
Distribution and/or Service (12b-1) fees	none	0.10%	0.25%
Other expenses	0.055%	0.055%	0.055%
Total annual operating expenses	0.10%	0.20%	0.35%

This example helps compare the cost of investing in the fund with the cost of investing in other funds.

Let's say, hypothetically, that the annual return for shares of the fund is 5% and that the fees and the annual operating expenses for shares of the fund are exactly as described in the fee table. This example illustrates the effect of fees and expenses, but is not meant to suggest actual or expected fees and expenses or returns, all of which may vary. This example does not include any fees or other expenses of any variable annuity or variable life insurance product; if it did, overall expenses would be higher. For every $10,000 invested, here's how much you, as a variable product owner, would pay in total expenses if all interests in a separate account that invests in shares of the fund were redeemed at the end of each time period indicated:

Expense Example Init Serv Serv 2 Index 500 Portfolio (USD $)	Initial Class	Service Class	Service Class 2
1 year	10	20	36
3 years	32	64	113
5 years	56	113	197
10 years	128	255	443

Portfolio Turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 3% of the average value of its portfolio.
Principal Investment Strategies
Normally investing at least 80% of assets in common stocks included in the S&P 500® Index. Lending securities to earn income for the fund.
Principal Investment Risks
  Stock Market Volatility. Stock markets are volatile and can decline significantly in response to adverse issuer, political, regulatory, market, or economic developments. Different parts of the market, including different market sectors, and different types of securities can react differently to these developments.
  Issuer-Specific Changes. The value of an individual security or particular type of security can be more volatile than, and can perform differently from, the market as a whole.
  Correlation to Index. The performance of the fund and its index may vary somewhat due to factors such as transaction costs, sample selection, and timing differences associated with additions to and deletions from its index.
You could lose money by investing in the fund.
Performance
The following information is intended to help you understand the risks of investing in the fund. The information illustrates the changes in the performance of the fund's shares from year to year and compares the performance of the fund's shares to the performance of a securities market index over various periods of time. The index description appears in the Additional Index Information section of the prospectus. Returns for shares of the fund do not include the effect of any sales charges or other expenses of any variable annuity or variable life insurance product; if they did, returns for shares of the fund would be lower. Past performance is not an indication of future performance.
Year-by-Year Returns Calendar Years

During the periods shown in the chart for Initial Class:	Returns	Quarter ended
Highest Quarter Return	15.98%	June 30, 2009
Lowest Quarter Return	-21.91%	December 31, 2008

Average Annual Returns For the periods ended December 31, 2014
Average Annual Total Returns Init Serv Serv 2 Index 500 Portfolio	Past 1 year	Past 5 years	Past 10 years
Initial Class	13.57%	15.36%	7.62%
Service Class	13.46%	15.25%	7.51%
Service Class 2	13.29%	15.07%	7.35%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	13.69%	15.45%	7.67%